Restatement of prior year disclosures (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of reclassifications or changes in presentation [abstract]
Summary of reclassification of Income Statement

	Six months		Six months
	ended		ended
	Jun 2020		Jun 2020
US Dollar Million	As previously reported	Adjustments	Restated
Profit for the period	428	—	428

Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(62)	50	(12)

Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	—	(50)	(50)
Net gain (loss) on equity investments	53	—	53
Deferred taxation thereon	(7)	—	(7)
	46	(50)	(4)
Other comprehensive income ( loss) for the period, net of tax	(16)	—	(16)
Total comprehensive income (loss) for the period, net of tax	412	—	412